Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2012
Goodwill And Other Intangible Assets [Abstract]
Schedule Of Intangible Assets Gross Carrying Amounts And Accumulated Amortization

(Dollars in millions)	2012	2011
Goodwill	$361.3	361.9

Intangible assets with determinable lives:
Patents
Gross carrying amount	$13.5	13.5
Less: accumulated amortization	13.3	13.3

Net	$0.2	0.2

Capitalized software
Gross carrying amount	$129.8	116.7
Less: accumulated amortization	67.0	57.4

Net	$62.8	59.3

Customer Relationships
Gross carrying amount	$61.4	61.4
Less: accumulated amortization	14.7	11.6

Net	$46.7	49.8

Other
Gross carrying amount	$10.3	10.3
Less: accumulated amortization	10.3	9.6

Net	$—	0.7

Intangible assets with indefinite lives:
Trade names	$121.7	121.8

Schedule Of Changes In The Carrying Amount Of Goodwill Attributable To Business Segment

(Dollars in millions)	USG	Test	Filtration	Total

Balance as of
September 30, 2010	$296.1	30.5	29.1	355.7
Acquisitions/adjustments	1.7	4.3	0.2	6.2

Balance as of
September 30, 2011	297.8	34.8	29.3	361.9
Acquisitions/adjustments	(0.5)	(0.1)	—	(0.6)

Balance as of
September 30, 2012	$297.3	34.7	29.3	361.3